Related Party Transactions (Details) - USD ($)					12 Months Ended
	Feb. 07, 2024	Sep. 15, 2023	Aug. 08, 2023	Jun. 01, 2022	Dec. 31, 2025	Dec. 31, 2024	Apr. 17, 2024
Related Party Transactions [Line Items]
Granted with options to purchase (in Shares)						21,122,239
Exchanged for options to purchase of common stock (in Shares)				9,597,675
Cash fee	$ 2,500
Reimbursement amount	500
General and administrative expenses					$ 1,367,916	$ 1,437,832
Accrued expense					3,605	3,000
Received cash fee	55,000
Aggregate amount of warrants			$ 145,000
Aggregate shares of common stock (in Shares)			10,454,500
Exercise price per share (in Dollars per share)			$ 0.033
Cash payment		$ 14,500
Expiring date		Jul. 15, 2024
Warrants value							$ 35,814
Englander Consulting Agreement [Member]
Related Party Transactions [Line Items]
General and administrative expenses					40,321	31,153
Consulting Agreement [Member]
Related Party Transactions [Line Items]
General and administrative expenses					0	55,000
Accrued expense					0	5,000
Director [Member]
Related Party Transactions [Line Items]
Granted with options to purchase (in Shares)				2,610
Received cash fee	$ 5,000
Private Placement Warrants [Member]
Related Party Transactions [Line Items]
General and administrative expenses					$ 0	$ 87,000